Lease Financing Obligations	12 Months Ended
Jan. 01, 2012
Lease Financing Obligations [Abstract]
Lease Financing Obligations
Lease Financing Obligations
The Company entered into sale-leaseback transactions in various years that did not qualify for sale-leaseback accounting and as a result were classified as financing transactions. Under the financing method, the assets remain on the consolidated balance sheet and proceeds received by the Company from these transactions are recorded as a financing liability. Payments under these leases are applied as payments of imputed interest and deemed principal on the underlying financing obligations.
These leases generally provide for an initial term of 20 years plus renewal options. The rent payable under such leases includes a minimum rent provision and in some cases, includes rent based on a percentage of sales. These leases also require payment of property taxes, insurance and utilities.
During the second quarter of 2011, the Company entered into a sale-leaseback transaction for a restaurant property that did not qualify for sale-leaseback accounting and the net proceeds of $1.7 million were recorded as a lease financing obligation. In the third quarter of 2011, the condition that precluded sale-leaseback accounting was cured. As a result, the Company reduced its lease financing obligations by $1.7 million and recorded a loss of $0.1 million which is included in other income on the consolidated statement of operations.
During 2009, Fiesta Restaurant Group settled $1.9 million of lease financing obligations which included a purchase of one restaurant property previously subject to a lease financing obligation for $1.1 million and the settlement of the lease financing obligation incurred previously in 2009 for $0.8 million. Fiesta Restaurant Group also modified provisions of three of its restaurant leases previously accounted for as lease financing obligations which allowed the respective sale transactions to qualify for sale-leaseback accounting. As a result of these transactions in 2009, lease financing obligations were reduced by $4.9 million, assets under lease financing obligations were reduced by $2.7 million and deferred gains on qualified sale-leaseback transactions of $1.2 million were recorded.
At January 1, 2012, payments required on lease financing obligations were as follows:

2012	$978
2013	979
2014	983
2015	986
2016	1,061
Thereafter, through 2023	14,664
Total minimum lease payments	19,651
Less: Interest implicit in obligations	(9,587)
Total lease financing obligations	$10,064

The interest rates on lease financing obligations ranged from 8.5% to 10.5% at January 1, 2012. Interest expense on lease financing obligations totaled $107, $107 and $108 for the years ended January 1, 2012, January 2, 2011 and January 3, 2010, respectively.